Transfer of Financial Assets (Tables)	12 Months Ended
Mar. 31, 2022
Transfers and Servicing [Abstract]
Roll-Forwards of Amount of Servicing Assets	The servicing assets related to those servicing activities are included in other assets in the consolidated balance sheets and roll-forwards of the amount of the servicing assets during fiscal 2021 and 2022 are as follows:

	Millions of yen
	2021	2022
Beginning balance	¥57,705	¥63,754
Increase mainly from loans sold with servicing retained	17,434	13,285
Decrease mainly from amortization	(12,597)	(13,518)
Increase from the effects of changes in foreign exchange rates	1,212	6,733

Ending balance	¥63,754	¥70,254

Fair Value of Servicing Assets	The fair value of the servicing assets as of March 31, 2021 and 2022 are as follows:

	Millions of yen
	March 31, 2021	March 31, 2022
Beginning balance	¥60,419	¥74,135
Ending balance	¥74,135	¥83,732